Related Party Balance and Transactions - Schedule of Amounts Due to Related Parties (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Gefei Chengyun [Member]
Related Party Transaction [Line Items]
Due to related parties		¥ 5,285
Ningbo Meishan Bonded Port Area Jiufeng Investment Partnership (“Jiufeng”) [Member]
Related Party Transaction [Line Items]
Due to related parties	[1]	242		242
Jiuchuan [Member]
Related Party Transaction [Line Items]
Due to related parties		6,456		5,615
Longshu Tianye [Member]
Related Party Transaction [Line Items]
Due to related parties		10,140		10,140
Detong [Member]
Related Party Transaction [Line Items]
Due to related parties		3,274		3,274
Jiushi [Member]
Related Party Transaction [Line Items]
Due to related parties				65
Income shared under Non-Group Collaborative Agreements [Member]
Related Party Transaction [Line Items]
Due to related parties		25,397		19,336
Jiufeng [Member]
Related Party Transaction [Line Items]
Due to related parties		495		495
Commission Income shared [Member]
Related Party Transaction [Line Items]
Due to related parties		495		495
Jiushen
Related Party Transaction [Line Items]
Due to related parties		790		790
Shanghai Chongkai Enterprise Management (LLP) (“Chongkai”) [Member]
Related Party Transaction [Line Items]
Due to related parties	[2]	3,060		3,060
Jiufeng [Member]
Related Party Transaction [Line Items]
Due to related parties		149		149
Shanghai Nuancheng [Member]
Related Party Transaction [Line Items]
Due to related parties		74		70
Deyan
Related Party Transaction [Line Items]
Due to related parties		10
Other payables [Member]
Related Party Transaction [Line Items]
Due to related parties		4,083		4,069
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties		¥ 29,975	$ 4,184	¥ 23,900

[1]	Jiufeng is the subsidiary of Jiushen.
[2]	Chongkai is a company owned by two of the founders and certain management of the Group.